Organization (Tables)	12 Months Ended
Sep. 30, 2023
Organization [Abstract]
Schedule of Subsidiaries of the Company after Reorganization	Details of the subsidiaries of the Company after reorganization are set out below:
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”)	May 23, 2014	British Virgin Islands	100%	Private wealth management service provider
Prestige Wealth Management Limited (“PWM”)	January 26, 2015	Hong Kong	Wholly owned subsidiary of PPWM	Private wealth management service provider
PRESTIGE ASSET INTERNATIONAL INC. (“PAI”)	December 4, 2015	British Virgin Islands	100%	Inactive
Prestige Asset Management Limited (the “Investment Advisor” or “PAM”)	December 14, 2015	Hong Kong	Wholly owned subsidiary of PAI	Investment advisor
Prestige Global Asset Management Limited (the “Manager” or “PGAM”)	June 8, 2016	Cayman Islands	Wholly owned subsidiary of PAI	Asset management services provider
Prestige Global Capital Inc. (“PGCI”)	November 3, 2020	Cayman Islands	Wholly owned subsidiary of PAI	Asset management services provider
Prestige Wealth America Inc. (“PWAI”)	February 15, 2022	California	Wholly owned subsidiary of PPWM	Wealth management service provider